INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES [Text Block]

12. INVENTORIES

Inventories consist primarily of materials and supplies and products of the Company's operations, in varying stages of the production process, and are presented at the lower of weighted average cost or net realizable value.

	December 31,	December 31,
	2023	2022
Finished goods - doré	$3,529	$5,561
Work-in-process	7,542	9,176
Stockpile	5,055	4,825
Silver coins and bullion	8,360	8,001
Materials and supplies	39,204	37,198
	$63,690	$64,761

The amount of inventories recognized as an expense during the period is equivalent to the total of cost of sales plus depletion, depreciation and amortization for the period. As at December 31, 2023, mineral inventories, which consist of stockpile, work- in-process and finished goods includes a $0.7 million write down, which was recorded during the three months ended December 31, 2023 (December 2022 - $9.3 million) and was recognized in cost of sales (Note 6).